Deposits (Details) - Gryphon Digital Mining, Inc. [Member]	9 Months Ended
	Sep. 30, 2021 USD ($) shares	Jun. 30, 2021 USD ($)	May 27, 2021 USN ($)	Dec. 10, 2020 USD ($)
Deposits (Details) [Line Items]
Cash		$ 28,000	$ 1,501,000	$ 14,000
Digital assets	$ 1,074,000
Purchase price	3,656,000
Refundable deposits	$ 100,000
Carbon credits units (in Shares) | shares	250,000
Refundable deposits	$ 60,000
Digital Assets [Member]
Deposits (Details) [Line Items]
Cash	$ 27,093,000